Investments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Investments

5. Investments

The Plan’s investment assets recorded at fair value have been categorized based upon a fair value hierarchy, as described in Note 2. The following tables set forth by level, within the fair value hierarchy, information about the Plan's assets measured at fair value as of December 31, 2025 and 2024:

Assets at Fair Value as of December 31, 2025

	Level 1	Total
Mutual funds	$ 109,720,978	$ 109,720,978
Self-directed brokerage account	6,780,406	6,780,406
Common stock	1,118,158	1,118,158
Collective trusts measured at NAV	---	41,180,152
Total investments	$ 117,619,542	$ 158,799,694

Assets at Fair Value as of December 31, 2024

	Level 1	Total
Mutual funds	$ 103,727,606	$ 103,727,606
Self-directed brokerage account	5,670,436	5,670,436
Common stock	1,320,419	1,320,419
Collective trust measured at NAV	---	39,870,700
Total investments	$ 110,718,461	$150,589,161

The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and 2024, respectively.

	Fair Value 12/31/25	Fair Value 12/31/24	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Collective trusts	$ 41,180,152	$ 39,870,700	N/A	Daily	Daily

Collective Trusts

The Plan has two collective trust investments, the Fidelity Managed Income Portfolio Fund (the "MIP”) and the Fidelity Growth Company Commingled Pool (the "Growth Co. Pool”). Under the terms of each respective investment’s Declaration of Trust, withdrawals directed by the Plan Sponsor, not the participants, must be preceded by a 12 month written notice to the MIP and a 30 day written notice to the Growth Co. Pool. These are direct filing entities.